Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Other investments	$ 142,619	$ 215,797
Liabilities
Long-term loans from banks and others (excluding interest)	1,182,580	1,360,406
Carrying Value [Member]
Liabilities
Non-convertible debentures	518,612	511,030
Long-term loans from banks and others (excluding interest)	612,482	898,546
Loans from non-controlling interests	141,304	125,252
At fair value [member]
Liabilities
Non-convertible debentures	494,868	485,196
Long-term loans from banks and others (excluding interest)	613,488	906,911
Loans from non-controlling interests	$ 139,197	$ 127,960